Share capital (Details) - CHF (SFr)		1 Months Ended	12 Months Ended
	Feb. 20, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share capital
Number of shares at beginning of period			(56,061,527)
Number of shares at beginning of period			128,292,969	125,195,393
Sale of treasury shares			19,612,752	3,050,665
Movement of shares under liquidity agreement			(28,329)	55,450
Acquisition of shares forfeited from DSPPP			(45,578)	(8,539)
Number of shares at end of period			(70,822,682)	(56,061,527)
Number of shares at end of period		125,195,393	147,831,814	128,292,969	125,195,393
Number of shares reclassed as treasury shares under IFRS 2			(29,904,690)	(29,950,268)
Number of shares including IFRS 2 shares			117,927,124	98,342,701
Par value per share				SFr 0.01
Treasury shares			SFr 1,014,980	SFr 869,708
Share sale price			SFr 0.063	SFr 0.08
Gross proceeds from sale of treasury shares, excluding liquidity agreement			SFr 1,230,103	SFr 235,257
Gross proceeds from sale of treasury shares			SFr 1,228,733	240,899	SFr 2,350,512
Number of shares registered in commercial register during period	6,120,000
Treasury shares sold not under sale agency agreement
Share capital
Sale of treasury shares			10,966,666
Share sale price			SFr 0.06
Number of warrants granted			2,741,666
Exercise price of granted warrants			SFr 0.06
Exercise period of warrants granted			5 years
Value of warrants			SFr 65,609
Treasury shares sold under sale agency agreement
Share capital
Sale of treasury shares			8,646,086
Share sale price			SFr 0.066
Gross proceeds from sale of treasury shares			SFr 572,102
Kepler | Treasury Shares Reserve
Share capital
Treasury shares			144,951	116,622
Kepler | Other financial assets
Share capital
Treasury shares			SFr 5,130	SFr 6,496
Common shares
Share capital
Number of shares at beginning of period			184,354,496	184,354,496
Issuance of treasury shares			34,300,000
Number of shares at end of period		184,354,496	218,654,496	184,354,496	184,354,496
Number of common shares including IFRS 2 shares			218,654,496	184,354,496
Exercise of pre-funded warrants		6,120,000
Share capital as registered in commercial register		SFr 1,782,344.96			SFr 1,782,344.96
Number of shares registered in commercial register		178,234,496			178,234,496
Treasury shares
Share capital
Number of shares at beginning of period			(56,061,527)	(59,159,103)
Issuance of treasury shares			(34,300,000)
Sale of treasury shares			19,612,752	3,050,665
Movement of shares under liquidity agreement			(28,329)	55,450
Acquisition of shares forfeited from DSPPP			(45,578)	(8,539)
Number of shares at end of period		(59,159,103)	(70,822,682)	(56,061,527)	(59,159,103)
Number of shares reclassed as treasury shares under IFRS 2			(29,904,690)	(29,950,268)
Number of shares including IFRS 2 shares			(100,727,372)	(86,011,795)
American Depositary Shares
Share capital
Number of shares at beginning of period
Number of shares at end of period			(30,000,000)